Cover	Feb. 16, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 23, 2024, Inpixon filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that on February 21, 2024, Inpixon completed the disposition of assets and liabilities primarily relating to its Saves, Shoom and Game Your Game business, including 100% of the equity interests of Inpixon India, Grafiti GmbH (previously Inpixon Gmbh) and Game Your Game, Inc., which were held by Inpixon’s wholly-owned subsidiary Grafiti LLC, pursuant to an equity purchase agreement, dated as of February 16, 2024 by and among Inpixon, Grafiti LLC and Grafiti Group LLC (the “Disposition”), as part of the Solutions Divestiture described in the Original Form 8-K. Additionally, another aspect of the Solutions Divestiture involved Inpixon’s distribution of common shares of Grafiti Holding Inc., a subsidiary of Inpixon that holds Inpixon Ltd., a United Kingdom (“UK”) limited company operating Inpixon’s SAVES line of business in the UK, to a liquidating trust in connection with the spin-off of common shares of Grafiti Holding Inc. to Inpixon’s stockholders and other entitled security holders as of the record date, as described in a Current Report on Form 8-K filed by Inpixon on January 3, 2024. This Current Report on Form 8-K/A amends the Original Form 8-K to include the pro forma financial information reflecting the Solutions Divestiture (including the Disposition) required by Item 9.01(b) of Form 8-K that was excluded from the Original Form 8-K. The disclosure included in the Original Form 8-K otherwise remains unchanged.
Document Period End Date	Feb. 16, 2024
Entity File Number	001-36404
Entity Registrant Name	INPIXON
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2479 E. Bayshore Road
Entity Address, Address Line Two	Suite 195
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	408
Local Phone Number	702-2167
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false